Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
Note 13. Intangible Assets

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2017	Ps.	85,338	Ps.	51,857	Ps.	6,225	Ps.	2,151	Ps.	145,571	Ps.	6,124	Ps.	798	Ps.	1,416	Ps.	2,338	Ps.	10,676	Ps.	156,247
Additions		1,288		—		—		6		1,294		464		920		221		445		2,050		3,344
Acquisitions from business combinations (see Note 4)		4,144		140		5		—		4,289		6		—		—		80		86		4,375
Changes in fair value of past acquisitions		5,167		(7,022)		836		9		(1,010)		(188)		—		—		892		704		(306)
Transfer of completed development systems		—		—		—		—		—		412		(412)		—		—		—		—
Disposals		—		—		—		—		—		110		—		—		—		110		110
Effect of movements in exchange rates		(2,563)		(1,526)		119		91		(3,879)		175		(15)		—		52		212		(3,667)
Changes in value on the recognition of inflation effects		(727)		—		—		—		(727)		—		—		—		175		175		(552)
Venezuela deconsolidation effect		(745)		—		—		—		(745)		—		—		—		(139)		(139)		(884)

Cost as of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2018	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	7,103	Ps.	1,291	Ps.	1,637	Ps.	3,843	Ps.	13,874	Ps.	158,667
Additions		—		75		—		71		146		1,051		371		131		94		1,647		1,793
Acquisitions from business combinations (see Note 4)		4,602		842		170		—		5,614		35		57		—		291		383		5,997
Changes in fair value of past acquisitions		—		272		—		—		272		—		—		—		—		—		272
Internal development		—		—		—		—		—		—		—		—		41		41		41
Transfer of completed development systems		—		—		—		—		—		904		(904)		—		—		—		—
Disposals		—		—		—		(2)		(2)		(43)		—		—		(146)		(189)		(191)
Philippines disposal		(3,882)		—		—		—		(3,882)		—		—		—		(596)		(596)		(4,478)
Effect of movements in exchange rates		(5,005)		(4,108)		(656)		(349)		(10,118)		(343)		(38)		—		(311)		(692)		(10,810)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		57		57		57

Cost as of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2019	Ps.	87,617		40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823	Ps.	8,707	Ps.	777	Ps.	1,768	Ps.	3,273	Ps.	14,525	Ps.	151,348
Additions		—		—		—		164		164		824		334		191		685		2,034		2,198
Acquisitions from business combinations (see Note 4)		—		6,542		469		—		7,011		759		—		—		12		771		7,782
Changes in the fair value of past acquisitions		(2,887)		2,903		—		153		169		(6)		—		—		(185)		(191)		(22)
Transfer of completed development systems		—		—		—		—		—		412		(413)		—		1		—		—
Disposals		—		—		(48)		—		(48)		(580)		—		(130)		—		(710)		(758)
Effect of movements in exchange rates		(3,475)		(2,069)		(520)		(134)		(6,198)		(553)		(23)		—		(337)		(913)		(7,111)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		(6)		(6)		(6)

Cost as of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921	Ps.	9,563	Ps.	675	Ps.	1,829	Ps.	3,443	Ps.	15,510	Ps.	153,431

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(1,937)	Ps.	—	Ps.	(376)	Ps.	(666)	Ps.	(2,979)	Ps.	(2,979)
Amortization expense		—		—		—		—		—		(961)		—		(81)		(217)		(1,259)		(1,259)
Impairment losses		—		—		—		—		—		(110)		—		—		—		(110)		(110)
Venezuela deconsolidation effect		—		—		—		—		—		—		—		—		(120)		(120)		(120)
Effect of movements in exchange rates		—		—		—		—		—		(254)		—		—		148		(106)		(106)

Amortization as of December 31, 2017	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)

Amortization as of January 1, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(3,262)	Ps.	—	Ps.	(457)	Ps.	(855)	Ps.	(4,574)	Ps.	(4,574)
Amortization expense		—		—		—		—		—		(1,453)		—		(87)		(373)		(1,913)		(1,913)
Disposals		—		—		—		—		—		93		—		—		98		191		191
Philippines disposal		—		—		—		—		—		—		—		—		375		375		375
Effect of movements in exchange rates		—		—		—		—		—		236		—		—		(1)		235		235
Changes in value on the recognition of inflation effects		—		—		—		—		—		(51)		—		—		(1)		(52)		(52)

Amortization as of December 31, 2018	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)

Amortization as of January 1, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(4,437)	Ps.	—	Ps.	(544)	Ps.	(757)	Ps.	(5,738)	Ps.	(5,738)
Amortization expense		—		—		—		—		—		(1,351)		—		(123)		(337)		(1,811)		(1,811)
Disposals		—		—		—		—		—		445		—		30		—		475		475
Effect of movements in exchange rates		—		—		—		—		—		165		—		—		68		233		233
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		—		—		1		(28)		(28)

Amortization as of December 31, 2019	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps. —		Ps.	(5,207)	Ps.	—	Ps.	(637)	Ps.	(1,025)	Ps.	(6,869)	Ps.	(6,869)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Systems in Development		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31, 2017	Ps.	91,902	Ps.	43,449	Ps.	7,185	Ps.	2,257	Ps.	144,793	Ps.	3,841	Ps.	1,291	Ps.	1,180	Ps.	2,988	Ps.	9,300	Ps.	154,093
As of December 31, 2018	Ps.	87,617	Ps.	40,530	Ps.	6,699	Ps.	1,977	Ps.	136,823		Ps. 4,270	Ps.	777		Ps.1,224		Ps.2,516	Ps.	8,787	Ps.	145,610
As of December 31, 2019	Ps.	81,255	Ps.	47,906	Ps.	6,600	Ps.	2,160	Ps.	137,921		Ps. 4,356	Ps.	675		Ps.1,192		Ps.2,418	Ps.	8,641	Ps.	146,562

For the years ended December 31, 2019 and 2018, the Company did not recognize any capitalization of borrowing costs.
On March 28, 2017 Coca-Cola FEMSA acquired distribution rights and other intangibles of AdeS soy-based
beverages in its territories in Mexico and Colombia for an aggregate amount of Ps. 1,664. This acquisition was made to reinforce Coca-Cola FEMSA leadership position. For the years ended 2019, 2018 and 2017, allocation for amortization expense is as follows:

	2019		2018		2017
Cost of goods sold	Ps.	317	Ps.	399	Ps.	132
Administrative expenses		953		858		627
Selling expenses		542		656		500

	Ps.	1,812	Ps.	1,913	Ps.	1,259

The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Alcohol Licenses	12 - 15
Coca-Cola FEMSA Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be a CGU.

The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2019		December 31, 2018
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,679		1,853
Nicaragua		420		460
Costa Rica		1,442		1,417
Panama		1,131		1,182
Colombia		4,367		4,600
Brazil		38,765		42,153
Argentina		306		327
Uruguay		2,626		3,003

Total	Ps.	107,088	Ps.	111,347

Goodwill and distribution rights are tested for impairments annually.
The recoverable amounts are based on value in use. The value in use of a CGU is determined based on the discounted cash flows method. The key assumptions used in projecting cash flows are: volume, expected annual long-term inflation, and the weighted average cost of capital (WACC) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, Coca-Cola FEMSA prepares its estimates based on the current situation of each of the CGUs.
To determine the discount rate, Coca-Cola FEMSA uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.

The estimated discount rates to perform impairment test for each CGU consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of Coca-Cola FEMSA.
The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of Coca-Cola FEMSA and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is estimated based on the interest-bearing borrowings Coca-Cola FEMSA is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor in the market would consider. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the
value-in-use
calculations are as follows:

•
Cash flows were projected based on actual operating results and the five-year business plan. Cash flows for a further five-year were forecasted maintaining the same stable growth and margins per country of the last year base. Coca-Cola FEMSA believes that this forecasted period is justified due to the non-current
nature of the business and past experiences.

•	Cash flows after the first ten-year period were extrapolated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•	A per CGU-specific WACC was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustments.
The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Colombia	8.9%	6.2%	3.1%	4.0%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Guatemala	9.1%	7.1%	4.0%	8.5%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panamá	8.5%	6.6%	2.0%	5.4%
Argentina	21.6%	14.8%	39.2%	3.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Uruguay	9.4%	6.8%	7.4%	2.0%
The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Colombia	7.8%	5.2%	3.1%	4.0%
Costa Rica	13.9%	9.2%	4.0%	1.6%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Panama	9.2%	7.0%	2.4%	3.0%
Argentina	19.6%	11.3%	21.9%	2.7%
Brazil	10.7%	6.6%	3.8%	1.7%

The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). Coca-Cola FEMSA consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.
During the year ended December 31, 2017 and because the economic and operational conditions worsened in Venezuela, Coca-Cola FEMSA has recognized an impairment of the distribution rights in such country for an amount of Ps 745, such charge has been recorded in other expenses line in the consolidated income statement.
Sensitivity to Changes in Assumptions
At December 31, 2019, Coca-Cola FEMSA performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax
WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of 100 basis points and concluded that no impairment would be recorded.

		Change in Volume
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
Mexico	+0.4%	-1.0%	Passes by 4.9x
Colombia	+0.3%	-1.0%	Passes by 4.7x
Costa Rica	+0.8%	-1.0%	Passes by 3.4x
Guatemala	+0.4%	-1.0%	Passes by 38.5x
Nicaragua	+1.4%	-1.0%	Passes by 1.1x
Panamá	+0.2%	-1.0%	Passes by 9.7x
Argentina	+1.9%	-1.0%	Passes by 13.9x
Brazil	+0.5%	-1.0%	Passes by 1.6x
Uruguay	+0.3%	-1.0%	Passes by 3x

(1)	Compound Annual Growth Rate (“CAGR”).
FEMSA Comercio
–
Proximity Division, FEMSA Comercio – Health Division and FEMSA Comercio – Fuel Division
Impairment Test for Cash-Generating Units Containing Goodwill
For the purpose of impairment testing, goodwill is allocated and monitored on an individual country basis by operating segment. The Company has integrated its cash generating units as follow: (i) FEMSA Comercio – Proximity Division is integrated as Mexico, and (ii) FEMSA Comercio – Health Division are integrated as Mexico, Chile, Colombia and Ecuador for each of them and (iii) FEMSA Comercio – Fuel Division includes only Mexico.
As of December 31, 2019 in FEMSA Comercio – Health Division there is a significant carrying amount of goodwill allocated in Chile and Colombia as a group of cash generating (South America) with a total carrying amount of Ps. 4,743.
The recoverable amounts are based on value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: sales, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected cash flows. The cash flow forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs or group of CGUs.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units or group of the cash generating units in real terms and as described in following paragraphs.
The estimated discount rates to perform the IAS 36
“Impairment of assets”,
impairment test for each CGU or group of CGUs consider market participants’ assumptions. Market participants were selected taking into consideration the size, operations and characteristics of the businesses that are similar to those of FEMSA Comercio –Health Division.
The discount rates represent the current market assessment of the risks specific to each CGU or group of CGUs, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and cost of equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the
value-in-use
calculations are as follows:

•
Cash flows were projected based on actual operating results and the five-year business plan. The Company believes that this forecasted period is justified due to the non-current
nature of the business and past experiences.

•
Cash flows projected based on actual operating results and five-year business plan were calculated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•
A per
CGU-specific
Weighted Average Cost of Capital (“WACC”) was applied by FEMSA Comercio – Health Division as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes size premium adjustments.

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
South America (FEMSA Comercio – Health Division)	9.4%	6.6%	3.0%	0.3%
The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
South America (FEMSA Comercio – Health Division)	9.0%	6.3%	3.0%	0.4%
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.
Sensitivity to Changes in Assumptions
At December 31, 2019, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax
WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and a sensitivity analysis of sales that would be affected considering a contraction in economic conditions as a result of lower purchasing power of customers, which based on management estimation considered to be reasonably possible an effect of 100 basis points in the sale’s compound annual growth rate (“CAGR”), concluding that no impairment would be recognized.

		Change in Sales
CGU	Change in WACC	Growth CAGR (1)	Effect on Valuation
FEMSA Comercio – Health Division (South America)	+0.2%	-0.5%	Passes by 1.34x

(1)	Compound Annual Growth Rate.